Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The movement of the goodwill for the years ended December 31, 2018 2017 and 2016 is as follows:

Balance as of January 1, 2016	$-
Acquisition of Boca	36,504
Balance as of December 31, 2016	36,504
Acquisition of GCL	248
Impairment of goodwill in relation to Boca	(5,618)
Balance as of December 31, 2017	31,134
Impairment of goodwill in relation to Boca	(10,330)
Balance as of December 31, 2018	$20,804